Nature of Business and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Oct. 02, 2016	Jan. 03, 2016
Accounting Policies [Abstract]
Nature of Business and Significant Accounting Policies

Note 1. Nature of Business and Significant Accounting Policies

Nature of Business

SiteOne Landscape Supply, Inc. (hereinafter collectively with all its consolidated subsidiaries referred to as the “Company”) is a supplier of irrigation, landscape lighting, hardscapes, lawn care supplies, nursery stock, and landscape accessories to green industry professionals. The Company currently has over 450 stores. Substantially all of the Company’s sales are to customers located in the United States of America (“U.S.”), with less than two percent of sales and total assets in Canada for all periods presented. Based on the nature of the Company’s products and customers’ business cycles, sales are significantly higher in the spring and summer months.

Common Stock Split

On April 29, 2016, the Company filed a Certificate of Amendment to amend and restate the Company’s Certificate of Incorporation in the State of Delaware, effecting an 11.6181 for 1 common stock split. Each stockholder’s percentage ownership and proportional voting power remained unchanged as a result of the stock split. All applicable share data, per share amounts and related information in the consolidated financial statements and notes thereto have been adjusted retroactively to give effect to the 11.6181 for 1 common stock split.

Refinancing of Term Loan and Special Cash Dividend

On April 29, 2016, the Company refinanced the existing term loan facility (the “Prior Term Loan Facility”) with an amended and restated $275.0 million term loan facility maturing in April 2022 (the “Amended Term Loan Facility”). On April 29, 2016, the proceeds from the Amended Term Loan Facility were used to repay all $60.3 million of borrowings outstanding under the Prior Term Loan Facility, to repay $29.9 million of borrowings outstanding under the senior asset-based credit facility (the “ABL Facility”), and to pay fees and expenses associated with the refinancing transaction. On May 2, 2016, a one-time special cash dividend of $176.0 million was paid to existing holders of the Company’s common stock and cumulative convertible participating redeemable preferred stock (“Redeemable Convertible Preferred Stock”) as of April 29, 2016 out of the proceeds from the Amended Term Loan Facility. Of the $176.0 million paid to stockholders, $112.4 million was paid to holders of the Redeemable Convertible Preferred Stock in accordance with their right to participate in all distributions to common stockholders on an as-converted basis. The Redeemable Convertible Preferred Stock converted to common stock in accordance with its terms on May 16, 2016 resulting in the issuance by the Company of an additional 25,303,164 shares of its common stock which common shares are included in the weighted average common shares outstanding from that date forward. Prior to May 16, 2016, the Company’s earnings (loss) per share calculation reflected the impact of the Redeemable Convertible Preferred Stock. Since the special cash dividend was paid prior to conversion of the Redeemable Convertible Preferred Stock, the $112.4 million is reported as a reduction of net income attributable to common shares during the nine months ended October 2, 2016. In conjunction with the payment of the special cash dividend, the Company reduced the exercise price of certain outstanding options and made a cash payment of $2.8 million to certain holders of options to offset the dilutive impact of the special cash dividend.

Initial Public Offering

On May 11, 2016, the Company’s registration statement on Form S-1 (Registration No. 333-206444) relating to an initial public offering (“IPO”) of its common stock was declared effective by the U.S. Securities and Exchange Commission (“SEC”). On May 17, 2016, the Company completed the IPO at a price to the public of $21.00 per share. In connection with the IPO, certain of the Company’s stockholders sold an aggregate of 10,000,000 shares of common stock. The underwriters also exercised their option to purchase an additional 1,500,000 shares of common stock, at the public offering price less the underwriting discounts and commissions. The selling stockholders received all of the net proceeds and bore all commissions and discounts from the sale of the Company’s common stock. The Company did not receive any proceeds from the IPO.

Basis of Financial Statement Presentation

The accompanying unaudited condensed consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) as applicable to interim financial reporting. In management’s opinion, the unaudited condensed financial information for the interim periods presented includes all adjustments, consisting of normal recurring accruals necessary for a fair statement of the financial position, results of operations and cash flows. Certain information and disclosures normally included in our annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to the rules and regulations of the SEC. The condensed consolidated balance sheet as of January 3, 2016 and the unaudited condensed consolidated financial statements included herein should be read in conjunction with the audited consolidated financial statements for the fiscal year ended January 3, 2016 included in the Company’s Form S-1/A (Amendment No. 4 to Form S-1) filed with SEC on May 2, 2016 (the “2015 Annual Financial Statements”). The interim period financial results for the three and nine months periods presented are not necessarily indicative of results to be expected for any other interim period or for the entire year.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the financial statements and accompanying notes. Actual results could differ materially from these estimates.

Fiscal Year

The Company’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to December 31. The fiscal year ending January 1, 2017 includes 52 weeks and the fiscal year ended January 3, 2016 includes 53 weeks. The three months ended October 2, 2016 and September 27, 2015 both include 13 weeks, and the nine months ended October 2, 2016 and September 27, 2015 both include 39 weeks.

Principles of Consolidation

The Company’s unaudited condensed consolidated financial statements include the assets and liabilities used in operating the Company’s business, including entities in which the Company owns or controls more than 50% of the voting shares. The Company owns 100% of all subsidiaries presented in these financial statements. All intercompany balances and transactions have been eliminated in consolidation.

Significant Accounting Policies

There were no material changes to the Company’s significant accounting policies for the nine months ended October 2, 2016 from those disclosed in the 2015 Annual Financial Statements.

Recently Issued and Adopted Accounting Pronouncements

In September 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update, (“ASU”) No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which amends Accounting Standards Codification (“ASC”) 805, Business Combinations. This ASU requires that acquiring entities recognize measurement period adjustments in the reporting period the amounts are determined, including earnings adjustments that would have been recorded in previous periods if the adjustments were known at the acquisition date. Acquiring entities are no longer required to retrospectively adjust amounts in comparative periods. The adjustment amounts and reasons are still disclosed. The Company adopted ASU 2015-16 when it became effective in the first quarter of fiscal 2016. The adoption did not have a material effect on the Company’s financial position or results of operations.

Accounting Pronouncements Issued But Not Yet Adopted

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers, which amends existing revenue recognition standards and establishes a new ASC Topic 606. The core principle of this amendment is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for these goods or services. This standard is effective for public entities’ annual reporting periods ended beginning after December 15, 2017, including interim reporting periods ended within that reporting period. Earlier application is permitted only as of annual reporting periods ended beginning after December 15, 2016, including interim reporting periods ended within that reporting period.

The guidance permits two implementation approaches, allowing for either full retrospective adoption or modified retrospective adoption of the new standard. The Company is evaluating the impact of the pending adoption of ASU No. 2014-09. The Company has not selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In July 2015, the FASB issued Accounting Standards Update 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”) to simplify the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out, or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods ended beginning after December 15, 2016 with early adoption permitted. The Company is currently evaluating the impact of the pending adoption of ASU 2015-11.

In February 2016, the FASB issued ASU 2016-02, Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective for fiscal years beginning after December 15, 2018 including interim periods within those fiscal years. Early application of the amendment is permitted. The Company is currently evaluating the standard and the impact on its condensed consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the standard and the impact on its condensed consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses—Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”), which changes the way companies evaluate credit losses for most financial assets and certain other instruments. For trade and other receivables, held-to-maturity debt securities, loans and other instruments, entities will be required to use a new forward-looking “expected loss” model to evaluate impairment, potentially resulting in earlier recognition of allowances for losses. The new standard also requires enhanced disclosures, including the requirement to disclose the information used to track credit quality by year of origination for most financing receivables. ASU 2016-13 will be effective for annual periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018. The guidance must be applied using a cumulative-effect transition method. The Company is currently evaluating the standard and the impact on its condensed consolidated financial statements.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”), which provides greater clarity to preparers on the treatment of eight items within an entity’s statement of cash flows with the goal of reducing the existing diversity in practice. ASU 2016-15 provides new guidance for eight specific cash flow issues including debt prepayment or debt extinguishment costs, settlement of zero-coupon bonds and bonds with “insignificant” cash coupons, contingent consideration payments made after a business combination, proceeds from the settlement of insurance claims, proceeds from the settlement of corporate-owned life insurance policies, including bank-owned life insurance policies, distributions received from equity method investees, beneficial interests in securitization transactions, and separately identifiable cash flows and application of the predominance principle. The guidance in ASU 2016-15 should be applied using a retrospective transition method to each period presented. ASU 2016-15 becomes effective in fiscal years beginning after December 15, 2017, including interim periods therein. Early adoption of the guidance, including within an interim period, is permitted. The Company is currently evaluating the standard and the impact on its condensed consolidated financial statements.

Note 1. Nature of Business and Significant Accounting Policies

Nature of business:

SiteOne Landscape Supply, Inc. is a supplier of irrigation, landscape lighting, lawn care supplies, nursery stock, and landscape accessories to green industry professionals. It currently has over 400 stores. Substantially all SiteOne Landscape Supply, Inc.’s sales are to customers located in the United States of America (“U.S.”), with less than two percent of sales and total assets in Canada and other countries. Based on the nature of SiteOne Landscape Supply, Inc.’s products and customers’ business cycles, sales are significantly higher in the spring and summer months.

Basis of financial statement presentation:

SiteOne Landscape Supply, Inc., formerly known as CD&R Landscape Parent, Inc. (hereinafter collectively with all its consolidated subsidiaries referred to as the “Company”) indirectly owns 100% of the membership interest in SiteOne Landscape Supply Holding, LLC, formerly known as JDA Holding LLC. SiteOne Landscape Supply Holding, LLC is parent and sole owner of SiteOne Landscape Supply, LLC, formerly known as John Deere Landscapes LLC (referred to herein as “Landscape”). Prior to the transaction described below, Deere & Company (“Deere”) was the sole owner of SiteOne Landscape Supply Holding, LLC. In August 2015, CD&R Landscape Parent, Inc.’s name was changed to SiteOne Landscape Supply, Inc.

On December 23, 2013 (the “Closing Date”), the Company acquired 100% of the ownership interest in SiteOne Landscape Supply Holding, LLC from Deere in exchange for common shares of the Company initially representing 40% of the outstanding capital stock (on an as-converted basis) plus cash consideration of approximately $314 million, net of pre-closing and post-closing adjustments. In order to facilitate the transaction, the Company issued cumulative convertible participating redeemable preferred stock (“Redeemable Convertible Preferred Stock”) to Clayton, Dubilier & Rice, LLC (“CD&R”) for total consideration of $174 million initially representing 60% of the outstanding capital stock (on an as-converted basis) and entered into a senior asset-based credit facility and a term loan (as described in Note 8). As part of the same transaction, SiteOne Landscape Supply Holding, LLC also acquired from Deere the affiliated company LESCO, Inc. (“LESCO”). The Company continues to be the sole owner of SiteOne Landscape Supply Holding, LLC. The aforementioned transactions described in this paragraph are referred to herein as the “CD&R Acquisition”. Subsequent to the CD&R Acquisition, the Company has operated as an independent, stand-alone entity (referred to herein as the “Successor Company”).

The CD&R Acquisition was accounted for as a business combination in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”) Topic 805, Business Combinations, with the Company as the accounting acquirer. Pursuant to that guidance, the common stock issued to Deere as purchase consideration is reflected at fair value, together with the remainder of the purchase consideration for the CD&R Acquisition, and such purchase consideration is allocated to the tangible and intangible assets and liabilities acquired and assumed based on their acquisition date estimated fair value. See Note 2 for further information on the CD&R Acquisition.

The Company’s chief operating decision maker (CODM) manages the business as a single reportable segment. Within the organizational framework, the same operational resources support multiple geographical regions and performance is evaluated primarily by the CODM at a consolidated level. The CODM also evaluates regional performance based on financial and operational measures and receives discrete financial information on a regional basis. Since all of the Company’s regions have similar operations and share similar economic characteristics, the Company aggregates regions into a single operating and reportable segment. These similarities include 1) long-term financial performance, 2) the nature of products and services, 3) the types of customers the Company sells to and 4) the distribution methods used. Further, all of the Company’s product categories have similar supply chain processes, classes of customers and economic characteristics.

The accompanying audited financial statements of the Company included herein have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Successor presentation

The Consolidated Statements of Operations, Comprehensive income (loss), Equity and Cash Flows for the Successor Company are presented for the fiscal years ended January 3, 2016, December 28, 2014 and for the period from December 23, 2013 through December 29, 2013 which consists of: (1) the results of operations of the Company for the one week period from December 23, 2013 (the Closing Date of the CD&R Acquisition) to December 29, 2013 and (2) merger and advisory costs related to the CD&R Acquisition which were incurred prior to the Closing Date.

The consolidated financial statements for the Successor Company include the assets and liabilities used in operating the Company’s business, including entities in which the Company owns or controls more than 50% of the voting shares. The Successor Company owns 100% of all subsidiaries presented in these financial statements. All intercompany balances and transactions have been eliminated in consolidation.

Predecessor presentation

The Combined Statements of Operations, Comprehensive income (loss), Equity and Cash Flows are presented for the predecessor period from December 31, 2012 through December 22, 2013. This period represents the combined operations of Landscape, the affiliated entity LESCO and their respective subsidiaries, all of which were under common control of Deere (collectively referenced herein as the “Predecessor Company”). The Predecessor Company financial statements represent a “carve out” from the consolidated financial statements of Deere. These financial statements have been derived from the historical consolidated financial statements and accounting records of Deere; and includes allocations of certain charges for services and other costs of Deere attributable to or incurred on behalf of the Predecessor Company. Management believes the allocations and amounts included in the combined financial statements for certain corporate costs are reasonable; however, these costs do not necessarily reflect the costs that would have been incurred by the Company as an unaffiliated entity of Deere, since these costs are based on the structure of the operations and related activities of the Predecessor Company, as managed and operated by Deere.

The following is a summary of the major expense categories and the methodology used to allocate such expenses:

•	Salaries, wages, bonuses, payroll taxes and stock options are actual amounts for the specific employees assigned to the Predecessor Company.

•	Human resource and benefit administration costs were allocated based on the number of employees specifically assigned to the Predecessor Company in relation to the total employees of Deere.

•	Environmental services, fixed asset systems and legal accruals were allocated based on actual billings.

•	Legal services, accounting and risk managements costs were allocated based on net sales in relation to total net sales of Deere.

•	Federal and state income taxes were computed specifically for the Predecessor Company based on the income reflected by the separate tax return method.

•	Treasury services were allocated based on total assets in relation to total assets of Deere.

Significant accounting policies:

Use of estimates in the preparation of financial statements: Estimates within these financial statements are prepared in conformity with U.S. GAAP, which requires management to make significant estimates and assumptions that form the basis for determination as to the carrying value of assets and liabilities and the reported amounts of revenues and expenses that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

Fiscal year: The Company’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to December 31. The Successor Company period ended January 3, 2016 includes 53 weeks. The Successor Company period ended December 28, 2014 includes 52 weeks. The Successor Company period ended December 29, 2013 began on December 23, 2013 (inception). The Predecessor Company period from December 31, 2012 to December 22, 2013 includes 51 weeks.

Cash and cash equivalents: Cash and cash equivalents includes primarily cash on deposit with banks which, at times, may exceed federally insured limits. The Company has not experienced any losses in these accounts. The Company maintains both its own cash accounts and cash accounts that, prior to the CD&R Acquisition, were swept to Deere through an intercompany account. Predecessor Company amounts swept to Deere reduced an Intercompany payable to Deere.

Accounts receivable: The Company carries accounts receivable at the original invoice amount less any charge-offs and the allowance for credit losses and doubtful accounts. Allowances for credit losses and doubtful accounts are maintained in amounts considered to be appropriate in relation to the receivables outstanding based on collection experience, economic conditions and credit risk quality. Receivables are written-off to the allowance when an account is considered uncollectible.

Activity in the allowance for doubtful accounts for the periods was as follows (in millions):

	Successor	Successor	Successor	Predecessor
	For the year December 29, 2014 to January 3, 2016	For the year December 30, 2013 to December 28, 2014	For the period December 23, 2013 to December 29, 2013	For the period December 31, 2012 to December 22, 2013
Beginning balance	$3.0	$—	$—	$5.4
Provision (reduction) for allowance	1.0	(0.8)	—	(1.5)
Net charges and (recoveries)	(0.4)	3.8	—	(0.3)

Ending balance	$3.6	$3.0	$—	$3.6

Inventory: The majority of the Company’s inventories are valued at the lower of cost or net realizable value, with cost determined by the first-in, first-out (“FIFO”) method. Certain consolidated subsidiaries of the Company use weighted average cost method to determine the cost which represents 7.6% of the total inventory as of January 3, 2016. Inventory is primarily considered to be finished goods. The Company establishes a reserve for excess, slow-moving, and obsolete inventory that is equal to the difference between the cost and estimated net realizable value for that inventory. These reserves are based on a review of planned and historical sales. The reserve for obsolete and excess inventory was approximately $4.4 million and $0.9 million as of January 3, 2016 and December 28, 2014, respectively.

Property and equipment, net: Property and equipment is stated at cost less accumulated depreciation. Depreciation is computed on property and equipment using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are depreciated over the lesser of their estimated useful lives or the remaining lease terms. Depreciation on property and equipment under capital lease is included in depreciation expense. Expenditures for replacement or major renewals of significant items are capitalized. Expenditures for maintenance, repairs and minor renewals are generally charged to expense as incurred.

Acquisitions: When the Company acquires a controlling financial interest in an entity or group of assets that are determined to meet the definition of a business, the acquisition method described in ASC Topic 805, Business Combinations, is applied. The Company allocates the purchase consideration paid to acquire the business to the assets and liabilities acquired based on estimated fair values at the acquisition date, with the excess of purchase price over the estimated fair value of the net assets acquired recorded as goodwill. If during the measurement period (a period not to exceed 12 months from the acquisition date) the Company receives additional information that existed as of the acquisition date but at the time of the original allocation described above was unknown, the Company makes the appropriate adjustment to the purchase price allocation retroactive to the period in which the acquisition occurred.

Goodwill impairment: Goodwill represents the acquired fair value of a business in excess of the fair values of tangible and identified intangible assets acquired and liabilities assumed. The Company tests goodwill on an annual basis as of July 31 and additionally if an event occurs or circumstances change that would indicate the carrying amount may be impaired.

The impairment test is a two-step process. The first step requires the Company to estimate and compare the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value exceeds the carrying amount, the goodwill is not considered impaired. To the extent a reporting unit’s carrying amount exceeds its fair value, the reporting unit’s goodwill may be impaired and the second step of the impairment test must be performed. The second step involves assigning the reporting unit’s fair value to all of its recognized and unrecognized assets and liabilities as if the reporting unit had been acquired in a business combination in order to determine the implied fair value of the reporting unit’s goodwill as of the testing date. The implied fair value of the reporting unit’s goodwill is then compared to the carrying amount of goodwill to quantify an impairment loss, if any, which would equal the excess of the carrying amount of goodwill over the goodwill’s implied fair value. No impairment occurred during the periods presented. See Note 5 for more detailed description of goodwill.

Intangible assets, net: Intangible assets include customer relationships, and trademarks and other, acquired through acquisitions. Intangibles assets with finite useful lives are amortized on a straight-line or an accelerated method of amortization over their estimated useful lives. An accelerated amortization method reflecting the pattern in which the asset will be consumed is utilized if that pattern can be reliably determined. If that pattern cannot be reliably determined, a straight-line amortization method is used. The Company considers the period of expected cash flows and underlying data used to measure the fair value of the intangible assets when selecting a useful life. Refer to Note 5 for a more detailed description of intangible asset amortization.

Fair value measurement: Fair value is defined as an exit price, representing an amount that would be received to sell an asset or the amount paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The inputs used to measure fair value are prioritized into the following three-tiered value hierarchy:

•	Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2: Unadjusted quoted prices in active markets for similar assets or liabilities, unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active or inputs, other than quoted prices in active markets, which are observable either directly or indirectly.

•	Level 3: Unobservable inputs for which there is little or no market data.

The hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The classification of fair value measurement within the hierarchy is based upon the lowest level of input that is significant to the measurement.

The Company’s financial instruments consist of cash and cash equivalents, accounts receivables, and long-term debt. The variable interest rate on the long-term debt is reflective of current market borrowing rates. As such, the Company has determined that the carrying value of these financial instruments approximates fair value. Because the long-term debt is not traded in an active or inactive market, and because no similar instruments or those with similar characteristics trade in an active market, the debt instruments, including the short-term portion, are Level 3.

Revenue recognition: Sales of products are recorded when the sales price is determinable and the risks and rewards of ownership are transferred to independent parties. This transfer occurs primarily when goods are picked up by a customer at the store or when goods are delivered to a customer location. In all cases, when a sale is recorded by the Company, no significant uncertainty exists surrounding the purchaser’s obligation to pay. Returns are estimated and accrued at the time a sale is recognized. The Company makes appropriate provisions based on experience for costs such as doubtful receivables and sales incentives. The Company also has entered into agency agreements with certain of its suppliers whereby the Company operates as a sales agent of those suppliers. The suppliers retain title to their merchandise until it is sold by the Company and determine the prices at which the Company can sell the suppliers’ merchandise. As such, the Company recognizes these agency sales on a net basis and records only the product margin as commission revenue within Net sales.

Sales incentives: The Company offers certain customers rebates which are accrued based on sales volumes. In addition, the Company offers a points-based reward program whereby reward points can be redeemed for merchandise or credit on account (such as gift cards or vacation trips). The Company accrues a liability for this program based on sales volumes and an estimate of points that will be redeemed before expiration. Liabilities for these sales incentives are included in Accrued Liabilities.

Sales taxes: The Company collects and remits taxes assessed by different governmental authorities that are both imposed on and concurrent with revenue producing transactions between the Company and its customers. These taxes may include sales, use, value-added and some excise taxes. The Company reports the collection of these taxes on a net basis (excluded from sales).

Shipping and handling costs: Shipping and handling costs related to the sales of the Company’s products are included in Cost of goods sold.

Cost of goods sold: Cost of goods sold includes all inventory costs, such as purchase price from suppliers, net of any rebates received, as well as inbound freight and handling, and direct labor and other costs associated with the inventory and is exclusive of the cost to deliver the products to customers.

Warranty Reserves: Provisions for estimated warranty costs for the return of nursery product are provided for in the same period the related sales are recorded. The Company offers product warranties on selected nursery items. The warranty reserve is based on historical and current trends. The warranty reserve included in Accrued liabilities was approximately $0.5 million and $0.0 million as of January 3, 2016 and December 28, 2014, respectively.

Advertising costs: Advertising costs are charged to expense as incurred and were approximately $0.4 million, $0.1 million, $0.0 million, and $0.2 million, during the Successor periods ended January 3, 2016, December 28, 2014 and December 29, 2013 and the Predecessor Company periods ended December 22, 2013, respectively.

Stock-based compensation: Stock compensation expense for common stock options is based on the estimated fair value on the grant date using the Black-Scholes option pricing model. It is recorded in Selling, general and administrative expenses with a corresponding increase in Stockholders’ equity and generally recognized straight-line over the vesting periods. The Company issues new shares of common stock upon exercise of stock options. Refer to Note 7 for further details regarding stock-based compensation.

Long-lived assets impairment: Long-lived assets, primarily property and equipment, finite-lived intangible assets and long-term contracts included in other assets, are evaluated for impairment whenever events or changes in circumstances indicate the carrying value of an asset group may not be recoverable. The recoverability of an asset group is measured by a comparison of the carrying amount of the asset group to its future undiscounted cash flows.

If the recoverability test indicates the asset group balances are not recoverable, the Company would recognize an impairment charge to reduce the long-lived asset balances based on the fair value of the asset group. Prices for similar assets are used to determine the fair value of the asset group. The amount of such impairment would be charged to operations in the current period. There were no impairment charges recognized during the Successor Company periods ended January 3, 2016, December 28, 2014 and December 29, 2013 and the Predecessor Company period ended December 22, 2013.

Other income: Other income consists primarily of financing charges and net gain/loss on sale of assets.

Income taxes: The Company files a consolidated federal income tax return and files both combined or unitary state income tax returns as well as separate state income tax returns in certain jurisdictions. The Predecessor Company was consolidated with Deere for federal and certain state tax filings in Predecessor periods. For the purpose of these financial statements, separate provision and deferred taxes are determined by the Predecessor Company under the separate return method.

Deferred taxes are provided on an asset and liability method in which deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carry forwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. Realization of deferred tax assets is dependent upon sufficient future taxable income.

The Company’s operations involve dealing with uncertainties and judgments in the application of complex tax regulations in a multitude of jurisdictions. The Company reports a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return based on its estimate of whether, and the extent to which, additional taxes will be due. The Company recognizes interest, if any, related to unrecognized tax benefits within the Interest and other non-operating expenses line item, and recognizes penalties in Selling, general and administrative expenses. See Note 9 for further information pertaining to income taxes.

Foreign currency translation: The functional currency for the Company’s Canadian operations is the Canadian dollar, the local currency. The assets and liabilities of these operations are translated into U.S. dollars at the end of the period exchange rates. The revenues and expenses are translated at average exchange rates for the period. The gains or losses from these translations are recorded in other comprehensive income (loss). Gains or losses recognized on transactions denominated in a currency other than the functional currency are included in net income (loss).

Intercompany payable to Deere: The Predecessor Company utilized central cash management systems of Deere, and the Predecessor Company’s short and long-term financing, including working capital needs, was provided by Deere. This activity was recorded by the Predecessor Company in an Intercompany payable to Deere account, which also functioned similar to a line of credit, and was classified as financing activity in the Predecessor Company’s Combined Statements of Cash Flows. The liability was effectively settled upon close of the CD&R Acquisition.

Beneficial conversion features: The Successor Company has issued and outstanding Redeemable Convertible Preferred Stock with dividends that have been paid-in-kind during the Successor Company periods ended January 3, 2016 and December 28, 2014. The Company records paid-in-kind dividends at carrying value on the issuance date. The paid-in-kind dividends in the form of Redeemable Convertible Preferred Stock contained the same conversion rate as the Redeemable Convertible Preferred Stock issued on the Closing Date. For certain Redeemable Convertible Preferred Stock issued as dividends paid-in-kind, the stated conversion price was determined to be less than the common stock price as of the dividend payment date resulting in the recognition of a beneficial conversion feature (“BCF”) in additional paid-in capital. Since the Redeemable Convertible Preferred Stock does not have a fixed or determinable redemption date and is readily convertible at any time, the Company immediately amortizes any BCF recognized through retained earnings.

Recently Issued and Adopted Accounting Pronouncements

In April 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the associated debt liability. The standard is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted for financial statements that have not been previously issued. An entity should apply the new guidance on a retrospective basis, wherein the balance sheet or each individual period presented should be adjusted to reflect the period-specific effects of applying the new guidance. The Company has adopted this standard and as a result, $7.3 million and $8.9 million of deferred financing costs were reclassified to long term debt, less current portion at January 3, 2016 and December 28, 2014, respectively.

On November 20, 2015, FASB issued ASU 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes, which eliminates the current requirement for companies to present deferred tax liabilities and assets as current and non-current in a classified balance sheet. Instead, companies will be required to classify all deferred tax assets and liabilities as non-current. For public companies, the amendments are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. Earlier application is permitted. The Company early adopted ASU 2015-17 effective January 3, 2016 on a prospective basis. Adoption of this ASU resulted in a reclassification of the net deferred tax assets to the net non-current deferred tax liabilities in the Consolidated Balance Sheet as of January 3, 2016. No prior periods were retrospectively adjusted.

Accounting Pronouncements Issued But Not Yet Adopted

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers which amends existing revenue recognition standards and establishes a new Accounting Standards Codification (“ASC”) Topic 606. The core principle of this amendment is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for these goods or services. In July 2015, the FASB deferred the effective date of ASU 2014-09 to annual reporting periods beginning after December 15, 2017, and interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods ended beginning after December 15, 2016.

The guidance permits two implementation approaches, one requiring retrospective application of the new standard with restatement of prior years and one requiring prospective application of the new standard with disclosure of results under old standards. The Company is evaluating the effect that ASU No. 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In July 2015, FASB issued ASU 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”), to simplify the guidance on the subsequent measurement of inventory, excluding inventory measured using last-in, first out or the retail inventory method. Under the new standard, inventory should be at the lower of cost and net realizable value. The new accounting guidance is effective for interim and annual periods beginning after December 15, 2016 with early adoption permitted. The Company is currently evaluating the impact of the pending adoption of ASU 2015-11 on the Company’s consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16, Business Combinations, an update to the existing guidance under the Business Combinations topic. This update simplifies the accounting for measurement-period adjustments. The amendments in this update require that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. This update will be effective for all annual and interim periods beginning after December 15, 2015. The amendments in this update should be applied prospectively to adjustments to provisional amounts that occur after the effective date of this update with earlier application permitted for financial statements that have not been issued. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”), which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). The new standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease, respectively. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. The new standard requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early application of the amendment is permitted. The Company is currently evaluating the standard and the impact on its consolidated financial statements and footnote disclosures.

In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”), which simplifies several aspects of the accounting for employee share-based payment transactions for both public and nonpublic entities, including the accounting for income taxes, forfeitures, and statutory tax withholding requirements, as well as classification in the statement of cash flows. ASU 2016-09 is effective for annual periods beginning after December 15, 2017, and interim periods within annual periods beginning after December 15, 2018. Early adoption is permitted. The Company is currently evaluating the standard and the impact on its consolidated financial statements and footnote disclosures.